July 5, 2005

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, NW Washington, DC 20549
Re:	Dreyfus BASIC Money Market Fund, Inc.
Registration Statement File Nos. 811-6604; 33-46490
CIK No. 885409

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Funds Registration Statement, electronically filed with the Securities and Exchange Commission on June 27, 2005, pursuant to Rule 485(b).

Very truly yours, /s/ Gina M. Casso Gina M. Casso